Equity Incentive Plan - Additional Information (Detail) - USD ($) $ in Thousands					12 Months Ended
	Sep. 11, 2017	May 16, 2017	May 17, 2016	Jan. 04, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted common shares granted					43,906
Share based compensation - Civista BOD					$ 426	$ 323	$ 106
Share based compensation expense					274
Expected future compensation expense					$ 317
Civista [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation - Civista BOD	$ 8	$ 144	$ 130	$ 32
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares vesting service period				3 years
Restricted common shares granted	367	6,804	12,285	2,730	17,898	28,864
2014 Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of shares under stock option plan authorized for issuance								375,000
Number of shares available for grant under stock option plan					292,209
Options granted					0	0
Expected future compensation expense					$ 317
Weighted average remaining life of grants related to unvested awards not yet recognized					2 years 9 months 14 days
2014 Incentive Plan [Member] | Director
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense					$ 152